Taxation (Details 2)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Taxation [Abstract]
PRC statutory tax rate	25.00%	25.00%
Effect of preferential income tax rate	(8.30%)	(8.70%)
Effect of different income tax rate in other jurisdictions		0.20%
Effect of non-deductible expenses	0.10%	0.50%
Others	2.50%	(0.10%)
Effective tax rate	19.30%	16.90%